Hedging - Hedge Portfolio (Details)					12 Months Ended
	Feb. 05, 2015 Euro put options USD ($)	Dec. 31, 2014 Euro put options USD ($)	Dec. 31, 2014 Euro call options USD ($)	Feb. 05, 2015 Average rate forward contract EUR (€)	Dec. 31, 2014 Bunker fuel forward contracts	Feb. 05, 2015 Bunker fuel forward contracts Mg	Dec. 31, 2014 Derivatives designated as hedging instruments Settlement Period - 2015 Average rate forward contract USD ($)	Dec. 31, 2014 Derivatives designated as hedging instruments Settlement Period - 2015 Average rate forward contract EUR (€)	Dec. 31, 2014 Derivatives designated as hedging instruments Settlement Period - 2015 Bunker fuel forward contracts Mg	Dec. 31, 2014 Derivatives designated as hedging instruments Purchased Settlement Period - 2015 Euro put options USD ($)	Dec. 31, 2014 Derivatives designated as hedging instruments Purchased Settlement Period - 2015 Euro put options EUR (€)	Dec. 31, 2014 Derivatives designated as hedging instruments Sold Settlement Period - 2015 Euro call options USD ($)	Dec. 31, 2014 Derivatives designated as hedging instruments Sold Settlement Period - 2015 Euro call options EUR (€)
Derivative [Line Items]
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge					3 years
Notional Amount				€ 18,000,000				€ 20,000,000			€ 147,000,000		€ 147,000,000
Notional Amount - 3.5% Rotterdam Barge fuel derivatives (in mt)						17,460			59,800
Contract Average Rate/Price	1.37	1.35	1.43				1.38			1.35		1.40
Contract Average Rate/Price - 3.5% Rotterdam Barge fuel derivatives (in usd per mt)						563			556